Schedule of development expenditure (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Costs capitalized	[1]	$ 4,899	$ 3,912
Costs expensed	[2]	6,118	5,591
Total costs incurred		$ 11,017	$ 9,503

[1]	Costs capitalized relate only to the development of internal-use software, which are recognized in accordance with the Intangible assets (Internal-use software and technology) accounting policy.
[2]	Costs expensed are included in Administration and other expenses in the Consolidated Statements of Income.